Organization, Description of Business, Reverse Stock Split, Business Disposals and Offerings	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Description of Business, Reverse Stock Split, Business Disposals and Offerings

Note 1. Organization, Description of Business, Reverse Stock Split, Business Disposals and Offerings

Cancer Genetics, Inc. (the “Company”) supports the efforts of the biotechnology and pharmaceutical industries to develop innovative new drug therapies. Until the closing of the Business Disposals (as defined below) in July 2019, the Company was an emerging leader in enabling precision medicine in oncology by providing multi-disciplinary diagnostic and data solutions, facilitating individualized therapies through its diagnostic tests, services and molecular markers. Following the Business Disposals described below, the Company currently has an extensive set of anti-tumor referenced data based on predictive xenograft and syngeneic tumor models from the acquisition of vivoPharm, Pty Ltd. (“vivoPharm”) in 2017, to provide Discovery Services such as contract research services, focused primarily on unique specialized studies to guide drug discovery and development programs in the oncology and immuno-oncology fields.

The Company was incorporated in the State of Delaware on April 8, 1999 and, until the Business Disposals, had offices and state-of-the-art laboratories located in New Jersey and North Carolina and today continues to have laboratories in Pennsylvania and Australia. The Company’s corporate headquarters are in Rutherford, New Jersey. The Company offers preclinical services such as predictive tumor models, human orthotopic xenografts and syngeneic immuno-oncology relevant tumor models in its Hershey PA facility, and is a leader in the field of immuno-oncology preclinical services in the United States. This service is supplemented with GLP toxicology and extended bioanalytical services in its Australian-based facilities in Clayton, VIC. Beginning in February 2020, the Company also has a laboratory in Gilles Plains, SA.

Reverse Stock Split

On October 24, 2019, the Company amended its Certificate of Incorporation and effected a 30-for-1 reverse stock split of its common stock. All shares and per share information referenced throughout the consolidated financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split.

Business Disposals - Discontinuing Operations

Sale of India Subsidiary

On April 26, 2018, the Company sold its India subsidiary, BioServe Biotechnologies (India) Private Limited (“BioServe”) to Reprocell, Inc., for $1.9 million, including $1.6 million in cash at closing and up to an additional $300 thousand, which was contingent upon the India subsidiary meeting a specified revenue target through August 31, 2018. The contingent consideration was reduced to $213 thousand and received in November 2018.

The BioServe disposal resulted in the following (in thousands):

Consideration received:
Cash received at closing	$1,600
Contingent consideration received	213
$1,813

Net assets sold:
Accounts receivable, net	$365
Other current assets	229
Fixed assets, net	608
Goodwill	735
Other noncurrent assets	98
Cash transferred at closing	49
Accounts payable, accrued expenses and deferred revenue	(180)
Deferred rent and other	(13)
$1,891

Loss on disposal of BioServe	$(78)

Interpace Biosciences, Inc.

On July 15, 2019, the Company entered into a secured creditor asset purchase agreement (the “BioPharma Agreement”) by and among the Company, Gentris, LLC, a wholly-owned subsidiary of the Company, Partners for Growth IV, L.P. (“PFG”), Interpace Biosciences, Inc. (“IDXG”) and a newly-formed subsidiary of IDXG, Interpace BioPharma, Inc. (“Buyer”). The BioPharma Agreement provided for a consensual private foreclosure sale by PFG of all assets relating to the Company’s BioPharma Business (as defined in the BioPharma Agreement) to Buyer (the “BioPharma Disposal”).

Pursuant to the BioPharma Agreement, Buyer purchased from PFG certain assets and assumed certain liabilities of the Company relating to the BioPharma Business, providing as gross consideration $23.5 million, less certain closing adjustments totaling $2.0 million, of which $7.7 million was settled in the form of a promissory note issued by Buyer to the Company (the “Excess Consideration Note”) and the remainder was paid to PFG in cash. PFG utilized the cash proceeds to satisfy the outstanding balances of the Silicon Valley Bank (“SVB”) asset-based revolving line of credit (“ABL”) and the $6.0 million term note to PFG (“PFG Term Note”), and to satisfy certain transaction expenses. The balance of $2.3 million was delivered to the Company in addition to the Excess Consideration Note.

The following is a reconciliation of the original gross sales price to the consideration received (in thousands):

Original sales price:
Gross sales price	$23,500
Adjustments to sales price:
Transaction costs	(1,525)
Working capital adjustments	(2,705)
Payment of other expenses	(171)
Total adjustments to sales price	(4,401)
Consideration received	$19,099

The BioPharma Disposal resulted in the following (in thousands):

Consideration received:
Cash received at closing	$2,258
Fair value of Excess Consideration Note	6,795
Repayment of ABL and accrued interest	2,906
Repayment of Term Note and accrued interest	6,250
Repayment of certain accounts payable and accrued expenses	890
Net sales price	$19,099

Net assets sold:
Accounts receivable	$4,271
Other current assets	1,142
Fixed assets	2,998
Operating lease right-of-use assets	1,969
Patents and other intangible assets	42
Goodwill	10,106
Accounts payable and accrued expenses	(4,970)
Obligations under operating leases	(2,110)
Obligations under finance leases	(451)
Deferred revenue	(1,046)
$11,951

Gain on disposal of BioPharma Business	$7,148

The Excess Consideration Note, which required interest-only quarterly payments at a rate of 6% per year, was settled on October 24, 2019 for $6.0 million, including interest of $24 thousand. The Buyer withheld from the settlement of the Excess Consideration Note $775 thousand for a net worth adjustment (assets less liabilities) of the BioPharma business (“Net Worth”), $153 thousand to secure collection of certain older accounts receivable of the Company purchased by Buyer (“AR Holdback”) and an additional $735 thousand as security for indemnification obligations of the Company for any breaches of certain limited warranties and covenants of the Company and other specified items (“Indemnification Holdback”). The Company received the full amounts of the AR Holdback and the Indemnification Holdback in April and May 2020, respectively. The fair value of the Excess Consideration Note was $888 thousand at December 31, 2019.

The Company and Buyer also entered into a transition services agreement (the “TSA”) pursuant to which the Company and Buyer are providing certain services to each other to accommodate the transition of the BioPharma Business to Buyer. In particular, the Company agreed to provide to Buyer, among other things, certain personnel services, payroll processing, administration services and benefit administration services (collectively, the “Payroll and Benefits Services”), for a reasonable period commencing July 15, 2019, subject to the terms and conditions of the TSA, in exchange for payment or reimbursement, as applicable, by Buyer for the costs related thereto, including salaries and benefits for certain of the Company’s BioPharma employees during the transition period. The Company continues to provide the Payroll and Benefits Services under the TSA with respect to a limited number of employees. Such shared services amounted to $186 thousand for the year ended December 31, 2019. In addition, the Buyer is reimbursing the Company, in part, for the salaries and benefits of John A. Roberts, the Company’s Chief Executive Officer, and Glenn Miles, the Company’s Chief Financial Officer. Such salaries and benefits amounted to $188 thousand for the year ended December 31, 2019. Through the terms and conditions of the TSA described above, the net amount due to the Buyer is $92 thousand at December 31, 2019 for collections on behalf of the Buyer.

In connection with the closing of the BioPharma Disposal, the SVB ABL and the PFG Term Note were terminated, and all related liens were released.

siParadigm, Inc.

On July 5, 2019, the Company entered into an asset purchase agreement (the “Clinical Agreement”) by and among the Company and siParadigm, LLC (“siParadigm”), pursuant to which the Company sold to siParadigm, certain assets associated with the Company’s clinical laboratory business (the “Clinical Business,” and such assets, the “Designated Assets”), and agreed to cease operating its Clinical Business. The Designated Assets include intellectual property, equipment and customer lists associated with the Clinical Business, and for a period of time the Company was providing certain transitional services to siParadigm pursuant to the Clinical Agreement. The cash consideration paid by siParadigm at closing was $747 thousand, which includes $45 thousand for certain equipment plus a $1.0 million advance payment of the Earn-Out (as defined below), less $177 thousand of supplier invoices paid directly by siParadigm, an adjustment of $11 thousand and transaction costs of $110 thousand. The Clinical Business sale (together with the sale of BioServe and the BioPharma Disposal, the “Business Disposals”) was completed on July 8, 2019.

The Clinical Business disposal resulted in the following (in thousands):

Consideration received:
Cash received at closing	$747
Fair value of Earn-Out from siParadigm	2,376
Advance from siParadigm received in cash	(1,000)
$2,123

Net assets sold:
Goodwill	$1,188
Accounts payable and accrued expenses	(287)
$901

Gain on disposal of Clinical Business	$1,222

The Earn-Out, to be paid over the 24 months post-closing, is based on fees for all tests performed by siParadigm for the Company’s clinical customers during the 12-month period following the closing (the “Earn-Out”). siParadigm withholds a set percentage from each monthly earn-out payment remitted to the Company as repayment of the Advance from siParadigm. The percentage withheld was 25% for earn-out payments for July through September 2019; siParadigm began withholding 75% from the earn-out payments for October 2019 and will continue withholding 75% each month until the Advance from siParadigm is paid in full. At December 31, 2019, the fair value of the current and long-term portion of the Earn-Out from siParadigm was $747 thousand and $356 thousand, respectively. In addition, the current and long-term portion of the Advance from siParadigm was $566 thousand and $252 thousand, respectively.

Under the Clinical Agreement, the Company agreed to certain non-competition and non-solicitation provisions, including that it will cease performing certain clinical tests and will not solicit or seek business from certain of its customers (other than for the Company’s other lines of business) for a period of three years following the closing date.

The Business Disposals have been classified as discontinuing operations in conformity with accounting principles generally accepted in the United States of America. Accordingly, the operations and balances of BioServe and the Company’s BioPharma and Clinical operations have been reported as discontinuing operations and removed from all financial disclosures of continuing operations. As permitted by Accounting Standards Codification (“ASC”) 205-20, the Company elected to allocate $1.5 million and $389 thousand of interest expense from the Convertible Note to Iliad and Advance from NDX to discontinuing operations during the years ended December 31, 2019 and 2018, respectively. The interest was allocated based on the ratio of net assets sold less debt required to be paid as a result of the disposal to the Company’s net assets (prior to the disposal) plus the consolidated debt not repaid as a result of the disposal. Unless otherwise indicated, information in these notes to consolidated financial statements relates to continuing operations.

2019 Offerings

On January 9, 2019, the Company entered into an underwriting agreement with H.C. Wainwright & Co., LLC (“H.C. Wainwright”), relating to an underwritten public offering of 445 thousand shares of its common stock for $6.75 per share. The Company received proceeds from the offering of $2.4 million, net of expenses and discounts of $563 thousand. The Company also issued warrants to purchase 31 thousand shares of common stock to H.C. Wainwright in connection with this offering. The warrants are exercisable for five years from the date of issuance at a per share price of $7.43. The warrants had a fair value of $168 thousand on the date of issuance and are classified as equity in the Company’s Consolidated Balance Sheet.

On January 26, 2019, the Company issued 507 thousand shares of common stock at a public offering price of $6.90 per share. The Company received proceeds from the offering of $3.0 million, net of expenses and discounts of $525 thousand. The Company also issued warrants to purchase 36 thousand shares of common stock to the underwriter, H.C. Wainwright, in connection with this offering. The warrants are exercisable for five years from the date of issuance at a per share price of $7.59. The warrants had a fair value of $183 thousand on the date of issuance and are classified as equity in the Company’s Consolidated Balance Sheet.

The January 9, 2019 and January 26, 2019 offerings will be referred to collectively as the “2019 Offerings.” As disclosed in Note 20, certain of the Company’s directors and executive officers purchased shares in the 2019 Offerings at the public offering price.